SCHEDULE OF WARRANT LIABILITIES (Details) - USD ($)				6 Months Ended	12 Months Ended
	Aug. 29, 2022	Aug. 18, 2022	Jun. 16, 2022	Jun. 30, 2023	Dec. 31, 2022	May 23, 2022	Jan. 24, 2022
Issuance of Warrant				$ 1,116,171	$ 1,389,643
Warrant [Member]
Balance as of December 31, 2022				1,389,643
Warrant shares exercised	$ (445,524)	$ (915,799)	$ (119,343)
Change in fair value of warrant liabilities				(273,472)	(2,878,660)
Balance as of June 30, 2023				$ 1,116,171	$ 1,389,643
Warrant [Member] | Initial Warrant [Member]
Issuance of Warrant							$ 915,644
Warrant [Member] | Second Warrant [Member]
Issuance of Warrant						$ 4,833,325